Annual Total Returns [BarChart] - Voya Russell Large Cap Value Index Portfolio - Class S	May 01, 2021
Bar Chart Table:
2011	0.56%
2012	16.11%
2013	31.28%
2014	12.22%
2015	(3.77%)
2016	15.30%
2017	13.19%
2018	(6.85%)
2019	25.61%
2020	1.20%